UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:4/30/09

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2009
Shares		Market Value
	MUTUAL FUNDS - 10.78%
627,604	Access Flex High Yield Fund	$ 13,411,890
	TOTAL MUTUAL FUNDS	13,411,890
	( Cost - $12,589,729)

	SHORT-TERM INVESTMENTS - 85.76%
	MONEY MARKET FUND - 85.76%
21,331,807	Dreyfus Government Cash Management	21,331,807
	Management - Institiutional Class, 0.24%+
21,331,807	Fidelity Institutional Government	21,331,807
	Portfolio - Class I, 0.40%+
21,331,807	Goldman Sachs Financial Square Funds	21,331,807
	Government Fund - Institutional Class, 0.29%+
21,331,807	JP Morgan U.S. Government	21,331,807
	Money Market Fund - Capital Class, 0.37%+
21,334,503	Milestone Treasury Obligation	21,334,503
	Portfolio - Institutional Class, 0.19%+
		106,661,731
	TOTAL SHORT-TERM INVESTMENTS	106,661,731
	( Cost - $106,661,731)

	TOTAL INVESTMENTS - 96.54% (a)
	( Cost - $119,251,460)	120,073,621
	OTHER ASSETS LESS LIABILITIES - 3.46%	$4,304,210
	NET ASSETS - 100.00%	$124,377,831

+ Reflects yield at April 30, 2009
* Non income producing security
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 822,161
Unrealized depreciation		-
Net unrealized appreciation		$ 822,161

Securities valuation policies and other Investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
April 30, 2009
Shares		Market Value
	OPTIONS PURCHASED
1,258	iShares Russell 2000 Index Fund *
	Expiration May 2009, Exercise Price $44.00	$ 65,416
1,310	iShares Russell 2000 Index Fund *
	Expiration May 2009, Exercise Price $45.00	91,700
	TOTAL OPTIONS	157,116
	( Cost - $317,471)

	CALL OPTIONS WRITTEN
2,568	iShares Russell 2000 Index Fund *
	Expiration May 2009, Exercise Prices $48.00	539,280
	TOTAL CALL OPTIONS WRITTEN	539,280
	(Cost - $394,537)

	FUTURES CONTRACTS
258	Russell Mini Future maturing June 2009	492,497
	TOTAL FUTURES CONTRACTS	492,497
	(Underlying face amount at value $12,064,363)

	FUTURES CONTRACTS SOLD SHORT
80	US 5YR Note (CBT) maturing June 2009	22,945
	TOTAL FUTURES CONTRACTS SOLD SHORT	22,945
	(Underlying face amount at value $9,394,193)

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	0	1,211,838
Level 2 - Other Significant Observable Inputs	120,073,621	0
Level 3 - Significant Unobservable Inputs	0	0
Total	120,073,621	1,211,838

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  6/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 6/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  6/29/09